Income Taxes (Details 2) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Unused tax losses for which no deferred tax asset recognised	$ 45,149,000	$ 43,076,000	$ 41,126,000
2026 [Member]
Unused tax losses for which no deferred tax asset recognised	1,116,000
2027 [Member]
Unused tax losses for which no deferred tax asset recognised	3,511,000
2028 [Member]
Unused tax losses for which no deferred tax asset recognised	5,500,000
2029 [Member]
Unused tax losses for which no deferred tax asset recognised	3,547,000
2030 [Member]
Unused tax losses for which no deferred tax asset recognised	3,605,000
2031 [Member]
Unused tax losses for which no deferred tax asset recognised	3,915,000
2032 [Member]
Unused tax losses for which no deferred tax asset recognised	6,741,000
2033 [Member]
Unused tax losses for which no deferred tax asset recognised	2,272,000
2034 [Member]
Unused tax losses for which no deferred tax asset recognised	6,554,000
2035 [Member]
Unused tax losses for which no deferred tax asset recognised	3,634,000
2036 [Member]
Unused tax losses for which no deferred tax asset recognised	2,681,000
2037 [Member]
Unused tax losses for which no deferred tax asset recognised	$ 2,073,000